TRADE AND OTHER PAYABLES (Tables)	3 Months Ended
Mar. 31, 2021
Trade and other payables [abstract]
Trade and other paybles
	March 31, 2021		December 31, 2020
	$		$
Trade Payables		31,647		73,447
Accrued Liabilities		85,200		74,150

		116,847		147,597